Related Party Transactions - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Time-charter revenues	$ 13,506	$ 14,604	$ 3,873
Pool management fees and commissions	4,043	3,565	2,674
Commercial management fees	1,079	1,118	982
Vessel operating expenses	91,667	96,160	92,543
General and administrative	10,783	5,492	3,420
Crew training [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	1,163	2,870	2,263
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	5,637	4,379	3,064
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
General and administrative			2,126
Interest expense		11,660	36,354
Dropdown Predecessor [Member] | Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		$ 2,566	$ 5,390